UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549


                                   Form 13F

                              Form 13F COVER PAGE


       Report for the Calendar Year or Quarter Ended: December 31, 2003

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):

                       |_| is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:          Cliffwood Partners LLC
Address:       11726 San Vicente Blvd. #600
               Los Angeles, CA  90049



Form 13F File Number: 028-06233
                     ----------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Carl B. Tash
Title:         Chief Executive Officer
Phone:         (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/ Carl B. Tash              11726 San Vicente Blvd. #600    February 13, 2004
---------------------------   Los Angeles, CA  90049


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:      $310,222.74 (thousands)

List of Other Included Managers:             None

                                                     Form 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------

    Column 1                 Column 2         Column 3        Column 4         Column 5         Column 6  Column 7   Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Investment
 Name of                    Class Title       CUSIP            Value      Shrs or   SH/PRN Put/ discretion Other  Voting authority
 Issuer                                                       (x$1000)    prn amt.         Call          managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
Acadia Rlty Tr               COM SH BEN INT   004239109       $24,326.25  1,946,100    SH         Yes      None     Sole
American Finl Rlty Tr             com         02607P305       $11,755.98    689,500    SH         Yes      None     Sole
AvalonBay Cmntys Inc              com         053484101       $29,679.02    620,900    SH         Yes      None     Sole
Boston Properties Inc             com         101121101        $6,997.19    145,200    SH         Yes      None     Sole
Boykin Lodging Co                 com         103430104        $5,815.74    635,600    SH         Yes      None     Sole
Catellus Dev Corp New             com         149113102       $25,012.80  1,037,015    SH         Yes      None     Sole
Commercial Net Lease Rlty In      com         202218103       $10,306.20    579,000    SH         Yes      None     Sole
Entertainment Pptys Tr       COM SH BEN INT   29380T105          $440.82     12,700    SH         Yes      None     Sole
Federal Realty Invt Tr       SH BEN INT NEW   313747206        $9,570.63    249,300    SH         Yes      None     Sole
First Potomac Rlty Tr             com         33610F109        $6,199.19    330,800    SH         Yes      None     Sole
Host Marriott Corp New            com         44107P104       $11,793.94    957,300    SH         Yes      None     Sole
HRPT PPTYS TR                COM SH BEN INT   40426W101       $43,731.07  4,334,100    SH         Yes      None     Sole
Innkeepers USA Tr                 com         4576J0104        $8,268.72    987,900    SH         Yes      None     Sole
Intrawest Corporation           COM NEW       460915200        $7,026.20    380,000    SH         Yes      None     Sole
iStar Finl Inc                    com         45031U101       $11,790.59    303,100    SH         Yes      None     Sole
Manufactured Home Cmntys Inc      com         564682102       $13,546.47    359,800    SH         Yes      None     Sole
Regency Ctrs Corp                 com         758849103        $9,237.23    231,800    SH         Yes      None     Sole
Rouse Co                          com         779273101       $24,237.90    515,700    SH         Yes      None     Sole
Shurgard Storage Ctrs Inc         com         82567D104       $13,064.55    347,000    SH         Yes      None     Sole
Summit Pptys Inc                  com         866239106        $8,627.98    359,200    SH         Yes      None     Sole
Taubman Ctrs Inc                  com         876664103       $18,008.52    874,200    SH         Yes      None     Sole
Vornado Rlty Tr                SH BEN INT     929042109       $10,785.75    197,000    SH         Yes      None     Sole
                                                              ===========
                                                             $310,222.74


